Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 68,600,378	$ 41,449,420	$ 23,369,292
Real-Time Engagement Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	14,841,071	15,344,241	21,387,895
SMS Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	16,429,769	5,959,759
SaaS/PaaS Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	31,270,840	21,304,000	21,387,895
Customized Platform Development Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	10,284,571
Software License And Other Cloud Related Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,912,252	2,657,900	1,143,360
Cloud Related Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	12,196,823	2,657,900	1,143,360
AI Solution Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	25,132,715	17,487,520	838,037
Service [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	27,955,419	18,217,045	20,303,971
Service [Member] | Goods transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	11,956,134	2,387,548	1,050,535
Product [Member] | Goods transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 28,688,825	$ 20,844,827	$ 2,014,786